UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        May 13, 2010
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: $350,188 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
A D C Telecommunications     NOTE	000886AE1  1,643    2,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Advanced Micro Devices Inc   NOTE	007903AL1  5,783    6,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Alliancebernstein Holding LP UNIT	01881G106  9,272    302,408    sH	SOLE  01 02 03 04 05 06 07  SOLE
American Capital Agency Corp COM	02503X105  10,457   408,467    SH	SOLE  01 02 03 04 05 06 07  SOLE
Arcelormittal SA Luxembourg  NOTE	03938LAK0  159 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM SER A	043632108  6,435    236,131    SH	SOLE  01 02 03 04 05 06 07  SOLE
CBS Corp New		     CL B	124857202  37,581   2,695,900  SH	SOLE  01 02 03 04 05 06 07  SOLE
CenturyTel Inc		     COM	156700106  3,535    99,699     SH	SOLE  01 02 03 04 05 06 07  SOLE
Ciena Corp		     NOTE	171779AE1  680 	    1,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Dillards Inc		     CL A	254067101  9,912    420,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Dollar Finl Corp	     NOTE	256664AB9  46 	    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Energy Partners Ltd	     COM NEW	29270U303  14,229   1,168,231  SH	SOLE  01 02 03 04 05 06 07  SOLE
Ferro Corp		     NOTE	315405AL4  2,999    3,100,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Ford Mtr Co Del		     NOTE	345370CN8  1,351    900,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Hot Topic Inc		     COM	441339108  1,300    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
International Coal Grp Inc   NOTE	45928HAD8  7,138    6,200,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
KHD Humboldt Wedag Intl Ltd  COM	482462108  233 	    27,142     sH	SOLE  01 02 03 04 05 06 07  SOLE
Lexmark Intl New	     CL A	529771107  3,609    100,031    SH	SOLE  01 02 03 04 05 06 07  SOLE
Liberty Acquisitions Hldgs   COM	53015Y107  9,890    1,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Market Vectors ETF Tr	     ETF	57060U100  6,662    150,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Market Vectors ETF Tr	     JR GOLD	57060U589  2,572    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Micron Technology Inc	     NOTE	595112AJ2  216 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Mylan Inc		     PFD CONV	628530206  4,186    3,078      SH	SOLE  01 02 03 04 05 06 07  SOLE
National Bk Greece S A	     ADR SER A	633643507  13,668   600,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Penney J C Inc		     COM	708160106  12,868   400,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     NOTE	80004CAC5  3,823    4,400,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
SLM Corp		     COM	78442P106  19,108   1,526,165  SH	SOLE  01 02 03 04 05 06 07  SOLE
SPDR Series Trust	     ETF	78464A417  7,926    199,200    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sprint Nextel Corp	     COM	852061100  9,500    2,500,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Targa Resources Partners LP  COM UNIT	87611X105  9,488    357,918    SH	SOLE  01 02 03 04 05 06 07  SOLE
Telmex Internacional Sab De  SPONS ADR	879690105  5,753    298,400    SH	SOLE  01 02 03 04 05 06 07  SOLE
Teradyne Inc		     NOTE	880770AE2  435 	    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Terra Inds Inc		     COM	880915103  7,093    155,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Transglobe Energy	     COM	893662106  292 	    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
USEC Inc 3.00%		     NOTE	90333EAC2  813 	    1,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co New	     Pfd Cnv A	949746804  14,702   15,048     SH	SOLE  01 02 03 04 05 06 07  SOLE
Whiting Pete Corp New	     Pfd Conv	966387201  594 	    3,000      SH	SOLE  01 02 03 04 05 06 07  SOLE
Windstream Corp		     COM	97381W104  3,257    299,094    SH	SOLE  01 02 03 04 05 06 07  SOLE

Advanced Micro Devices Inc   NOTE	007903AL1  771 	   800,000     SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd SHS	G05384105  3,090   107,150     SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd PFD	G05384113  994 	   18,000      SH	SOLE  02 03 04 05 06 07     SOLE
Banco Santander SA	     ADR	05964H105  370 	   27,892      SH	SOLE  02 03 04 05 06 07     SOLE
Bank Montreal Que	     COM	063671101  650	   10,700      SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corporation  COM	060505104  1,038   58,120      SH	SOLE  02 03 04 05 06 07     SOLE
BCE Inc			     COM NEW	05534B760  130 	   4,400       SH	SOLE  02 03 04 05 06 07     SOLE
Beazer Homes USA Inc	     NT SUB	07556Q402  1,750   70,000      SH	SOLE  02 03 04 05 06 07     SOLE
Biovail Corp		     COM	09067J109  1,489   88,900      SH	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	     COM	110122108  1,439   53,900      SH	SOLE  02 03 04 05 06 07     SOLE
CBS Corp New		     CL B	124857202  418	   30,000      SH	SOLE  02 03 04 05 06 07     SOLE
CDN Imperial Bk of Commerce  COM	136069101  358	   4,900       SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		     S VTG SHS	15101Q108  1,482   135,450     SH	SOLE  02 03 04 05 06 07     SOLE
Ciena Corp		     NOTE	171779AE1  680	   1,000,000   SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     COM	172967101  1,378   340,145     SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     UNIT	172967416  2,316   19,000      SH	SOLE  02 03 04 05 06 07     SOLE
Dillards Inc		     CL A	254067101  555	   23,500      SH	SOLE  02 03 04 05 06 07     SOLE
Disney Walt Co		     COM DISNEY	254687106  7,889   226,000     SH	SOLE  02 03 04 05 06 07     SOLE
Energy Partners Ltd	     COM NEW	29270U303  521	   42,800      SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  781 	   42,900      SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc 	     COM CL A	37247D106  4,526   246,800     SH	SOLE  02 03 04 05 06 07     SOLE
Hot Topic Inc		     COM	441339108  117	   18,000      sH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand PLC	     SHS	G47791101  4,620   132,500     SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan Chase & Co	     COM	46625H100  877 	   19,600      SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  850 	   109,700     SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     PFD	493267405  284	   3,000       SH	SOLE  02 03 04 05 06 07     SOLE
KHD Humboldt Wedag Intl Ltd  COM	482462108  12	   1,428       SH	SOLE  02 03 04 05 06 07     SOLE
Lexmark Intl New	     CL A	529771107  253	   7,000       SH	SOLE  02 03 04 05 06 07     SOLE
Lifetime Brands Inc	     NOTE	53222QAB9  2,635   2,900,000   SH	SOLE  02 03 04 05 06 07     SOLE
Lilly Eli Co		     COM	532457108  507	   14,000      SH	SOLE  02 03 04 05 06 07     SOLE
Manulife Finl Corp	     COM	56501R106  296	   15,000      SH	SOLE  02 03 04 05 06 07     SOLE
Markel Corp		     COM	570535104  344 	   918 	       SH	SOLE  02 03 04 05 06 07     SOLE
Marshall & Ilsley Corp New   COM	571837103  922 	   114,500     SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  8,580   377,300     SH	SOLE  02 03 04 05 06 07     SOLE
Merck & Co Inc New	     COM	58933Y105  2,042   54,670      SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings Ltd   SHS	G62185106  8,302   493,900     SH	SOLE  02 03 04 05 06 07     SOLE
Old Rep Intl Corp	     COM	680223104  456	   36,000      SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		     COM	G6852T105  9,583   120,200     SH	SOLE  02 03 04 05 06 07     SOLE
Penney J C Inc		     COM	708160106  450	   14,000      SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  5,976   348,500     SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter Hldgs   COM	G7127P100  8,989   242,400     SH	SOLE  02 03 04 05 06 07     SOLE
Plum Creek Timber Co Inc     COM	729251108  1,891   48,600      SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc			     COM	746927102  1,855   361,800     SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp New   COM	7591EP100  1,293   164,600     SH	SOLE  02 03 04 05 06 07     SOLE
Sprint Nextel Corp	     COM SER 1	852061100  380	   100,000     SH	SOLE  02 03 04 05 06 07     SOLE
Sun Life Finl Inc	     COM	866796105  522	   16,200      SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	     COM	867914103  1,107   41,300      SH	SOLE  02 03 04 05 06 07     SOLE
Transglobe Energy Corp	     COM	893662106  292	   50,000      SH	SOLE  02 03 04 05 06 07     SOLE
Validus Holdings Ltd	     COM SHS	G9319H102  466 	   16,900      SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	     COM	949746101  558 	   17,919      SH	SOLE  02 03 04 05 06 07     SOLE
Weyerhaeuser Co		     COM	962166104  319	   7,050       SH	SOLE  02 03 04 05 06 07     SOLE
XL Cap Ltd		     CL A	G98255105  2,232   118,100     SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  1,345   61,533      SH	SOLE  02 03 04 05 06 07     SOLE

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